VT George Putnam Balanced Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (58.9%)(a)
	Shares	Value
Basic materials (2.1%)
Anglo American PLC (United Kingdom)	15,184	$349,343
Archer-Daniels-Midland Co.	2,359	96,884
Dow, Inc.	5,883	280,325
DuPont de Nemours, Inc.	2,615	186,476
Fortune Brands Home & Security, Inc.	12,316	673,685
Freeport-McMoRan, Inc. (Indonesia)	59,280	567,310
Linde PLC	2,823	546,872
Packaging Corp. of America	1,399	148,434
Sherwin-Williams Co. (The)	1,397	768,168
Summit Materials, Inc. Class A(NON)	7,382	163,880

		3,781,377
Capital goods (3.6%)
Avery Dennison Corp.	1,309	148,663
Ball Corp.	3,959	288,255
Boeing Co. (The)	1,393	529,995
Deere & Co.	1,890	318,805
Eaton Corp. PLC	10,199	848,047
General Dynamics Corp.	2,657	485,514
Honeywell International, Inc.	6,646	1,124,494
Johnson Controls International PLC	9,426	413,707
Northrop Grumman Corp.	1,211	453,871
Raytheon Co.	2,263	443,978
Roper Technologies, Inc.	900	320,940
TransDigm Group, Inc.	514	267,624
United Technologies Corp.	3,489	476,318
Waste Connections, Inc.	1,995	183,540

		6,303,751
Communication services (1.6%)
AT&T, Inc.	22,495	851,211
Charter Communications, Inc. Class A(NON)	2,534	1,044,312
SBA Communications Corp.(R)	3,624	873,928

		2,769,451
Communications equipment (0.1%)
Cisco Systems, Inc.	3,359	165,968

		165,968
Computers (1.7%)
Apple, Inc.	13,071	2,927,512

		2,927,512
Conglomerates (0.7%)
3M Co.	1,508	247,915
Danaher Corp.	5,145	743,092
General Electric Co.	32,224	288,083

		1,279,090
Consumer cyclicals (8.9%)
Advance Auto Parts, Inc.(S)	1,152	190,541
Amazon.com, Inc.(NON)	1,846	3,204,490
Aramark	5,101	222,302
BJ's Wholesale Club Holdings, Inc.(NON)	8,326	215,394
Booking Holdings, Inc.(NON)	433	849,810
Burlington Stores, Inc.(NON)	740	147,867
CarMax, Inc.(NON)	5,161	454,168
CoStar Group, Inc.(NON)	357	211,772
Ecolab, Inc.	1,065	210,913
General Motors Co.	32,802	1,229,419
Hilton Worldwide Holdings, Inc.	6,489	604,191
Home Depot, Inc. (The)	8,622	2,000,476
Levi Strauss & Co. Class A(NON)(S)	13,397	255,079
Mastercard, Inc. Class A	4,883	1,326,076
NIKE, Inc. Class B	7,154	671,904
Stanley Black & Decker, Inc.	2,533	365,791
TJX Cos., Inc. (The)	7,460	415,820
United Rentals, Inc.(NON)	2,587	322,444
Walmart, Inc.	11,908	1,413,241
Walt Disney Co. (The)	6,703	873,535
Wynn Resorts, Ltd.	4,355	473,476

		15,658,709
Consumer staples (4.9%)
Chipotle Mexican Grill, Inc.(NON)	663	557,232
Coca-Cola Co. (The)	35,339	1,923,855
Costco Wholesale Corp.	1,673	482,008
Hershey Co. (The)	3,531	547,270
Kellogg Co.	2,388	153,668
McCormick & Co., Inc. (non-voting shares)(S)	2,701	422,166
Netflix, Inc.(NON)	3,425	916,599
PepsiCo, Inc.	2,963	406,227
Procter & Gamble Co. (The)	18,268	2,272,174
Tyson Foods, Inc. Class A	4,302	370,574
Ulta Beauty, Inc.(NON)	436	109,283
Yum China Holdings, Inc. (China)	10,940	497,004

		8,658,060
Electronics (2.0%)
NXP Semiconductors NV	13,917	1,518,623
ON Semiconductor Corp.(NON)	47,262	907,903
Texas Instruments, Inc.	8,924	1,153,338

		3,579,864
Energy (2.6%)
BP PLC (United Kingdom)	220,502	1,398,427
Cairn Energy PLC (United Kingdom)(NON)	116,833	275,668
Cenovus Energy, Inc. (Canada)	138,323	1,297,773
Encana Corp. (Canada)	69,640	319,066
Enterprise Products Partners LP	31,164	890,667
Kosmos energy, Ltd.	48,167	300,562

		4,482,163
Financials (9.5%)
American International Group, Inc.	20,573	1,145,916
Apollo Global Management, Inc.	10,005	378,389
Assured Guaranty, Ltd.	28,722	1,276,980
AXA SA (France)	7,542	192,604
Bank of America Corp.	70,883	2,067,657
BlackRock, Inc.	1,206	537,442
Citigroup, Inc.	23,885	1,649,976
E*Trade Financial Corp.	13,485	589,160
EQT AB (Sweden)(NON)	5,451	48,435
Gaming and Leisure Properties, Inc.(R)	25,491	974,776
Goldman Sachs Group, Inc. (The)	5,297	1,097,697
Intercontinental Exchange, Inc.	5,170	477,036
JPMorgan Chase & Co.	8,498	1,000,130
KKR & Co., Inc. Class A	17,736	476,212
Oportun Financial Corp. (acquired 6/23/15, cost $42,371) (Private)(F)(RES)(NON)	7,970	116,346
PNC Financial Services Group, Inc. (The)	6,701	939,212
Prudential PLC (United Kingdom)	47,996	870,449
Raymond James Financial, Inc.	6,626	546,380
Visa, Inc. Class A(S)	8,362	1,438,348
Wells Fargo & Co.	11,321	571,031
Yellow Cake PLC 144A (United Kingdom)(NON)	114,625	280,465

		16,674,641
Health care (7.7%)
Abbott Laboratories	8,444	706,509
AbbVie, Inc.	9,306	704,650
Allergan PLC	1,690	284,410
Amgen, Inc.	3,560	688,896
Baxter International, Inc.	4,548	397,814
Becton Dickinson and Co.	1,787	452,040
Biogen, Inc.(NON)	655	152,497
Boston Scientific Corp.(NON)	11,712	476,561
Bristol-Myers Squibb Co.	5,543	281,086
Cigna Corp.	7,748	1,176,069
Cooper Cos., Inc. (The)	837	248,589
CVS Health Corp.	3,907	246,414
Edwards Lifesciences Corp.(NON)	1,602	352,296
Eli Lilly & Co.	3,979	444,972
Gilead Sciences, Inc.	3,813	241,668
Illumina, Inc.(NON)	1,266	385,143
Johnson & Johnson	9,275	1,200,000
McKesson Corp.	1,768	241,615
Medicines Co. (The)(NON)(S)	6,783	339,150
Medtronic PLC	4,273	464,133
Merck & Co., Inc.	14,879	1,252,514
Pfizer, Inc.	19,863	713,678
Thermo Fisher Scientific, Inc.	1,927	561,277
UnitedHealth Group, Inc.	3,596	781,483
Vertex Pharmaceuticals, Inc.(NON)	1,893	320,712
Zoetis, Inc.	3,088	384,734

		13,498,910
Software (4.9%)
Activision Blizzard, Inc.	29,315	1,551,350
Adobe, Inc.(NON)	3,746	1,034,833
Dassault Systemes SA (France)	3,542	504,774
DouYu International Holdings, Ltd. ADR (China)(NON)	35,080	287,305
Microsoft Corp.	34,003	4,727,437
NetEase, Inc. ADR (China)	2,244	597,308

		8,703,007
Technology services (5.0%)
Alphabet, Inc. Class A(NON)	2,932	3,580,382
Facebook, Inc. Class A(NON)	11,410	2,031,893
Fidelity National Information Services, Inc.	10,900	1,447,084
Fiserv, Inc.(NON)	8,706	901,855
Salesforce.com, Inc.(NON)	6,013	892,570

		8,853,784
Transportation (0.9%)
Air Canada (Canada)(NON)	8,373	273,086
FedEx Corp.	906	131,886
Norfolk Southern Corp.	2,421	434,957
Union Pacific Corp.	4,786	775,236

		1,615,165
Utilities and power (2.7%)
Ameren Corp.	5,714	457,406
American Electric Power Co., Inc.	11,751	1,100,951
Duke Energy Corp.	4,856	465,496
Edison International	3,909	294,817
Exelon Corp.	17,911	865,280
NextEra Energy, Inc.	3,150	733,919
NRG Energy, Inc.	23,081	914,008

		4,831,877

Total common stocks (cost $90,713,479)		$103,783,329

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$992,519	$1,065,447
3.50%, TBA, 10/1/49	1,000,000	1,036,016
3.50%, 11/20/47	640,252	675,125
3.00%, 7/20/46	921,064	949,308

		3,725,896
U.S. Government Agency Mortgage Obligations (6.4%)
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	140,650	157,253
5.00%, 8/1/33	54,851	59,929
4.50%, 2/1/49	1,884,103	2,036,994
3.00%, 6/1/46	720,687	742,753
Uniform Mortgage-Backed Securities
4.50%, TBA, 10/1/49	1,000,000	1,052,891
4.00%, TBA, 10/1/49	4,000,000	4,150,625
3.50%, TBA, 10/1/49	3,000,000	3,077,344

		11,277,789

Total U.S. government and agency mortgage obligations (cost $14,882,494)		$15,003,685

U.S. TREASURY OBLIGATIONS (14.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$1,900,000	$2,252,094
2.75%, 8/15/42(SEG)	3,200,000	3,592,625
U.S. Treasury Notes
2.625%, 6/15/21	1,800,000	1,827,598
2.25%, 11/15/27	940,000	983,420
2.25%, 2/15/21	2,290,000	2,305,095
2.125%, 12/31/22	2,620,000	2,664,929
2.00%, 2/15/22	3,330,000	3,360,438
1.875%, 11/30/21	1,800,000	1,809,387
1.75%, 6/30/22	2,430,000	2,440,584
1.625%, 10/31/23	3,510,000	3,517,747

Total U.S. treasury obligations (cost $23,838,985)		$24,753,917

CORPORATE BONDS AND NOTES (13.1%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$46,656
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	71,000	75,293
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	180,000	196,364
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,715
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	166,000	177,373
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	61,380
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	88,366
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,726
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	122,000	134,384
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	90,987
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	15,000	14,743
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	165,000	170,364
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	191,659
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,833
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	82,000	114,892

		1,396,735
Capital goods (0.4%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	137,799
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	68,000	76,394
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	100,000	107,422
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	105,000	110,197
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	120,000	129,334
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	138,678

		699,824
Communication services (1.4%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	66,000	69,499
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	59,000	61,359
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	177,000	191,344
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	185,000	204,330
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	13,308
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	30,000	31,443
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	135,068
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	55,000	60,333
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	80,628
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	25,000	30,602
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	86,000	95,513
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	27,000	37,713
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	133,000	139,262
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	76,512
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	142,512
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	69,881
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	10,000	10,612
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	34,702
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	93,000	100,266
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	14,832
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	35,000	39,898
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	100,000	100,375
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	150,000	167,442
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	337,000	382,081
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	84,600
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	80,000	88,360

		2,462,475
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	124,283
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	150,177
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	104,107
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	25,504
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	92,000	92,863
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	84,353
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	45,000	46,105
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	65,105
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	47,583
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	76,000	82,428
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	18,121
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	61,984
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	130,107
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	55,000	58,480
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	40,475
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	48,813
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	20,000	20,375
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	135,000	142,189
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	160,000	173,600
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	67,000	70,685
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	220,751
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	77,000	77,391
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	44,274
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	52,771
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	93,000	103,874
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	155,063
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	145,000	150,119
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec. notes 7.75%, 1/20/24	137,000	166,231

		2,557,811
Consumer staples (0.7%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	17,000	18,212
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	39,000	51,040
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	47,000	54,626
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	39,000	42,596
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	205,750
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	127,884	157,881
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	212,407
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	110,242
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	174,000	194,854
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	22,000	23,944
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	120,000	125,700
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	63,000	65,059

		1,262,311
Energy (1.1%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	83,408
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	97,519
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	65,000	71,134
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	130,000	135,117
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49	20,000	24,289
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	257,000	242,865
Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	34,813
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	40,000	42,136
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	145,000	160,364
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	103,207
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	31,117
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	25,395
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	115,775
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	28,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	65,000	65,735
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	265,000	272,176
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	134,325
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	200,000	212,258
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	30,000	30,815

		1,911,016
Financials (4.1%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	29,722
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	11,000	10,845
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	21,000	21,652
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	116,872
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	75,000	84,002
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	114,000	150,846
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	231,516
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	35,000	36,618
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	98,206
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	35,040
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	196,385
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	46,671
BB&T Corp. jr. unsec. sub. FRB 4.80%, perpetual maturity	75,000	74,999
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	97,814
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	10,000	10,324
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	217,949
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	96,002
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	67,107
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	24,633
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	55,000	61,073
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	240,000	261,600
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,591
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	314,883
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	84,000	91,650
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	30,094
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	204,519
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	156,858
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	42,723
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	29,318
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	182,000	198,669
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	203,591
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	238,000	322,932
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	221,717
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	28,205
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	120,000	121,350
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	485,000	543,748
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	26,347
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	85,000	96,135
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	109,000	185,509
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	526,000
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	41,824
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	16,088
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	180,353
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	50,102
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	38,656
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	265,000	280,850
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	28,000	26,796
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	59,121
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	80,822
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	380,000	391,600
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	387,194
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	71,175
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	93,798
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	110,000	115,311

		7,158,405
Health care (0.9%)
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	5,000	5,124
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	97,179
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	33,107
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	72,000	76,434
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	295,000	315,096
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	326,000	341,379
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	38,000	41,617
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	12,473	13,666
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	74,606
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	68,165
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	39,350
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,919
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	31,313
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	110,000	113,273
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	75,000	76,459
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	186,000	203,623
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	84,000	91,914

		1,633,224
Technology (1.2%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	84,239
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	181,589
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	173,000	173,730
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	194,000	218,168
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	28,000	36,931
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	133,000	144,277
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	8,000	8,237
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	58,000	64,695
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	85,000	89,430
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	154,000	170,355
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	66,000	85,848
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	140,000	147,025
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	67,218
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	71,000	80,807
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	154,000	157,238
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	245,000	268,912
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	42,000	43,196
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	140,000	144,025

		2,165,920
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	87,896

		87,896
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	60,000	63,750
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	73,951
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	76,198
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	19,659
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	45,167
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	142,235
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	103,828
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	45,943
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	70,246
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	4,000	4,262
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	6,000	7,174
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	145,000	184,156
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	36,242
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	18,321
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	40,000	40,585
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	75,000	76,770
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	10,000	13,320
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	161,000	167,741
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	82,321
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	69,604
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	58,000	59,508
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	67,000	67,445
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.271%, 5/15/67	300,000	252,375

		1,720,801

Total corporate bonds and notes (cost $21,236,594)		$23,056,418

MORTGAGE-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.718%, 10/25/27 (Bermuda)	$39,325	$39,436
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	129,774
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	93,000	98,718
COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.601%, 12/10/47(WAC)	20,000	20,666
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	100,000	108,091
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 3.268%, 7/25/29	30,000	29,708
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.847%, 6/10/47(WAC)	159,000	168,048
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.60%, 3/15/45(WAC)	217,000	217,615
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	220,229	16,077
WF-RBS Commercial Mortgage Trust Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	101,000	108,140
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.856%, 3/15/44(WAC)	82,000	76,994

Total mortgage-backed securities (cost $1,099,971)		$1,013,268

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$46,279
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	90,171
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	51,964

Total municipal bonds and notes (cost $125,170)		$188,414

SHORT-TERM INVESTMENTS (11.3%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	2,203,725	$2,203,725
Putnam Short Term Investment Fund 2.05%(AFF)	17,684,945	17,684,945

Total short-term investments (cost $19,888,670)		$19,888,670
TOTAL INVESTMENTS

Total investments (cost $171,785,363)		$187,687,701

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $6,444,085) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/19	$528,535	$524,244	$(4,291)
	Barclays Bank PLC
		British Pound	Sell	12/18/19	1,226,548	1,220,972	(5,576)
		Canadian Dollar	Sell	10/16/19	416,981	421,765	4,784
	Citibank, N.A.
		British Pound	Sell	12/18/19	354,249	351,396	(2,853)
		Canadian Dollar	Sell	10/16/19	283,725	286,999	3,274
		Chinese Yuan (Offshore)	Sell	11/20/19	336,220	344,486	8,266
		Euro	Sell	12/18/19	499,647	503,585	3,938
	Goldman Sachs International
		British Pound	Sell	12/18/19	759,808	753,688	(6,120)
		Canadian Dollar	Sell	10/16/19	213,360	215,824	2,464
	HSBC Bank USA, National Association
		Chinese Yuan	Sell	11/20/19	967,376	990,476	23,100
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/16/19	387,990	392,444	4,454
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	10/16/19	433,214	438,206	4,992

	Unrealized appreciation						55,272

	Unrealized (depreciation)						(18,840)

	Total						$36,432
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	26	$3,869,762	$3,872,050	Dec-19	$(41,961)

Unrealized appreciation					—

Unrealized (depreciation)					(41,961)

Total					$(41,961)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $176,327,854.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $116,346, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,251,250	$12,953,165	$13,000,690	$19,723	$2,203,725
	Putnam Short Term Investment Fund**	14,051,798	33,436,997	29,803,850	240,511	17,684,945

	Total Short-term investments	$16,303,048	$46,390,162	$42,804,540	$260,234	$19,888,670
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,203,725, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,151,011.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $191,454.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $9,334,414 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,739 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,781,377	$—	$—
Capital goods	6,303,751	—	—
Communication services	2,769,451	—	—
Conglomerates	1,279,090	—	—
Consumer cyclicals	15,658,709	—	—
Consumer staples	8,658,060	—	—
Energy	4,482,163	—	—
Financials	16,558,295	—	116,346
Health care	13,498,910	—	—
Technology	24,230,135	—	—
Transportation	1,615,165	—	—
Utilities and power	4,831,877	—	—

Total common stocks	103,666,983	—	116,346
Corporate bonds and notes	—	23,056,418	—
Mortgage-backed securities	—	1,013,268	—
Municipal bonds and notes	—	188,414	—
U.S. government and agency mortgage obligations	—	15,003,685	—
U.S. treasury obligations	—	24,753,917	—
Short-term investments	17,684,945	2,203,725	—

Totals by level	$121,351,928	$66,219,427	$116,346
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$36,432	$—
Futures contracts	(41,961)	—	—

Totals by level	$(41,961)	$36,432	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
Forward currency contracts (contract amount)	$6,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com